Allowance for Loan Losses	12 Months Ended
Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Allowance for Loan Losses
Allowance for Loan Losses

The allowance for loan losses is a reserve established through a provision for loan losses charged to expense, which represents management's best estimate of probable losses that have been incurred within the existing portfolio of loans. The allowance, in the judgment of management, is necessary to reserve for estimated loan losses and risks inherent in the loan portfolio. The Company's allowance for loan loss methodology includes allowance allocations calculated in accordance with ASC Topic 310, "Receivables" and allowance allocations calculated in accordance with ASC Topic 450, "Contingencies." Accordingly, the methodology is based on historical loss experience by type of credit and internal risk grade, specific homogeneous risk pools and specific loss allocations, with adjustments for current events and conditions. The Company's process for determining the appropriate level of the allowance for loan losses is designed to account for credit deterioration as it occurs. The provision for loan losses reflects loan quality trends, including the levels of, and trends related to, nonaccrual loans, past due loans, potential problem loans, criticized loans and net charge-offs or recoveries, among other factors. The provision for possible loan losses also reflects the totality of actions taken on all loans for a particular period. In other words, the amount of the provision reflects not only the necessary increases in the allowance for loan losses related to newly identified criticized loans, but it also reflects actions taken related to other loans including, among other things, any necessary increases or decreases in required allowances for specific loans or loan pools.

The level of the allowance reflects management's continuing evaluation of industry concentrations, specific credit risks, loan loss experience, current loan portfolio quality, present economic, political and regulatory conditions and unidentified losses inherent in the current loan portfolio. Portions of the allowance may be allocated for specific credits; however, the entire allowance is available for any credit that, in management's judgment, should be charged off. While management utilizes its best judgment and information available, the ultimate adequacy of the allowance is dependent upon a variety of factors beyond the Company’s control, including, among other things, the performance of the Company's loan portfolio, the economy, changes in interest rates and the view of the regulatory authorities toward loan classifications.

The allowances established for probable losses on specific loans are based on a regular analysis and evaluation of problem loans. Loans are classified based on an internal credit risk grading process that evaluates, among other things: (i) the obligors ability to repay; (ii) the underlying collateral, if any; and (iii) the economic environment and industry in which the borrower operates. This analysis is performed at the relationship manager level for all commercial loans. When a loan has a grade of 6 or higher, the loan is analyzed to determine whether the loan is impaired and, if impaired, the need to specifically allocate a portion of the allowance for loan losses to the loan. Specific valuation allowances are determined by analyzing the borrower's ability to repay amounts owed, collateral deficiencies, the relative risk grade of the loan and economic conditions affecting the borrower's industry, among other things.

Historical valuation allowances are calculated based on the historical loss experience of specific types of loans. The Company calculates historical loss ratios for pools of similar loans with similar characteristics based on the proportion of actual charge-offs experienced to the total population of loans in the pool. The historical loss ratios are periodically updated based on actual charge-off experience. A historical valuation allowance is established for each pool of similar loans based upon the product of the historical loss ratio and the total dollar amount of the loans in the pool. The Company's pools of similar loans include similarly risk-graded groups of commercial loans, commercial real estate loans, consumer real estate loans and consumer and other loans.

General valuation allowances are based on general economic conditions and other qualitative risk factors both internal and external to the Company. In general, such valuation allowances are determined by evaluating, among other things: (i) the experience, ability and effectiveness of the bank's lending management and staff; (ii) the effectiveness of the Bank's loan policies, procedures and internal controls; (iii) changes in asset quality; (iv) changes in loan portfolio volume; (v) the composition and concentrations of credit; (vi) the impact of competition on loan structuring and pricing; (vii) the effectiveness of the internal loan review function; (viii) the impact of environmental risks on portfolio risks; and (ix) the impact of rising interest rates on portfolio risk. Management evaluates the degree of risk that each one of these components has on the quality of the loan portfolio on a quarterly basis. Each component is determined to have either a high, high-moderate, moderate, low-moderate or low degree of risk. The results are then input into a "general allocation matrix" to determine an appropriate general valuation allowance.

An analysis of the allowance for loan losses as of and for the years ended December 31, 2017, 2016 and 2015 is as follows:

Allowance for Loan Losses:	For the year ended December 31, 2017
	Beginning Balance	Charge-offs	Recoveries	Provisions	Ending Balance
	(Amounts in thousands)
Commercial and Industrial	$1,188	$(134)	$45	$(415)	$684
Real Estate Construction:
Residential	268	—	—	131	399
Commercial	2,496	(687)	—	(140)	1,669
Real Estate Mortgage:
Commercial – Owner Occupied	2,082	(430)	113	252	2,017
Commercial – Non-owner Occupied	3,889	(622)	319	1,044	4,630
Residential – 1 to 4 Family	4,916	(118)	17	1,462	6,277
Residential – Multifamily	505	(50)	—	172	627
Consumer	236	—	—	(6)	230
Total	$15,580	$(2,041)	$494	$2,500	$16,533

Allowance for Loan Losses:	For the year ended December 31, 2016
	Beginning Balance	Charge-offs	Recoveries	Provisions	Ending Balance
	(Amounts in thousands)
Commercial and Industrial	$952	$(76)	$8	$304	$1,188
Real Estate Construction:
Residential	247	—	—	21	268
Commercial	2,501	(1,081)	—	1,076	2,496
Real Estate Mortgage:
Commercial – Owner Occupied	3,267	—	1	(1,186)	2,082
Commercial – Non-owner Occupied	3,838	(154)	—	205	3,889
Residential – 1 to 4 Family	4,802	(704)	39	779	4,916
Residential – Multifamily	254	(45)	—	296	505
Consumer	275	(6)	—	(33)	236
Total	$16,136	$(2,066)	$48	$1,462	$15,580

Allowance for Loan Losses:	For the year ended December 31, 2015
	Beginning Balance	Charge-offs	Recoveries	Provisions	Ending Balance
	(Amounts in thousands)
Commercial and Industrial	$1,679	$(1,554)	$121	$706	$952
Real Estate Construction:
Residential	316	(238)	—	169	247
Commercial	3,015	(2,745)	—	2,231	2,501
Real Estate Mortgage:
Commercial – Owner Occupied	3,296	—	66	(95)	3,267
Commercial – Non-owner Occupied	4,962	(638)	398	(884)	3,838
Residential – 1 to 4 Family	4,156	(504)	148	1,002	4,802
Residential – Multifamily	357	—	—	(103)	254
Consumer	262	(1)	—	14	275
Total	$18,043	$(5,680)	$733	$3,040	$16,136

Allowance for Loan Losses, at December 31, 2017	Individually evaluated for impairment	Collectively evaluated for impairment	Total
	(Amounts in thousands)
Commercial and Industrial	$—	$684	$684
Real Estate Construction:
Residential	—	399	399
Commercial	135	1,534	1,669
Real Estate Mortgage:
Commercial – Owner Occupied	58	1,959	2,017
Commercial – Non-owner Occupied	250	4,380	4,630
Residential – 1 to 4 Family	15	6,262	6,277
Residential – Multifamily	—	627	627
Consumer	—	230	230
Total	$458	$16,075	$16,533

Allowance for Loan Losses, at December 31, 2016	Individually evaluated for impairment	Collectively evaluated for impairment	Total
	(Amounts in thousands)
Commercial and Industrial	$138	$1,050	$1,188
Real Estate Construction:
Residential	—	268	268
Commercial	155	2,341	2,496
Real Estate Mortgage:
Commercial – Owner Occupied	498	1,584	2,082
Commercial – Non-owner Occupied	226	3,663	3,889
Residential – 1 to 4 Family	234	4,682	4,916
Residential – Multifamily	—	505	505
Consumer	—	236	236
Total	$1,251	$14,329	$15,580

Loans, at December 31, 2017:	Individually evaluated for impairment	Collectively evaluated for impairment	Total
	(Amounts in thousands)
Commercial and Industrial	$17	$38,955	$38,972
Real Estate Construction:
Residential	—	28,486	28,486
Commercial	5,952	61,187	67,139
Real Estate Mortgage:
Commercial – Owner Occupied	3,790	122,460	126,250
Commercial – Non-owner Occupied	12,401	258,071	270,472
Residential – 1 to 4 Family	3,211	413,106	416,317
Residential – Multifamily	—	47,832	47,832
Consumer	81	16,168	16,249
Total	$25,452	$986,265	$1,011,717

Loans, at December 31, 2016:	Individually evaluated for impairment	Collectively evaluated for impairment	Total
	(Amounts in thousands)
Commercial and Industrial	$159	$26,615	$26,774
Real Estate Construction:
Residential	—	8,825	8,825
Commercial	8,386	50,083	58,469
Real Estate Mortgage:
Commercial – Owner Occupied	4,380	119,518	123,898
Commercial – Non-owner Occupied	19,000	249,123	268,123
Residential – 1 to 4 Family	4,065	305,275	309,340
Residential – Multifamily	308	39,496	39,804
Consumer	107	16,613	16,720
Total	$36,405	$815,548	$851,953